EX-1 FORM ABS15G - Wells Fargo Commercial Mortgage Securities, Inc. (1)

Name of Issuing Entity(1)	Check if Registered	Name of Originator(2)	Total Assets in ABS by Orginator(2)			Assets that were Subject of Demand(3)			Assets that were Repurchased or Replaced(3)			Assets pending Repurchase or Replacement (within cure period)(3)			Demand in Dispute(3)			Demand Withdrawn(3)			Demand Rejected(3)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages (1)

Wachovia Commercial Mortgage Securities, Inc., Commercial Mortgage Pass-Through Certificates Series 2006-C23	X	Wachovia Bank, National Association	139	2,903,975,599.43	68.65	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0		0.00	0	0.00	0.00
CIK #: 1352059		Nomura Credit & Capital, Inc.	87	897,454,001.87	21.22	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0		0.00	0	0.00	0.00
		Artesia Mortage Capital Corporation (4)	79	428,429,428.41	10.13	1	2,157,849.91	0.06	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	2,157,849.91	0.06	0	0.00	0.00

Issuing Entity Subtotal			305	4,229,859,029.71	100.00	1	2,157,849.91	0.06	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	2,157,849.91	0.06	0	0.00	0.00

Wachovia Commercial Mortgage Securities, Inc., Commercial Mortgage Pass-Through Certificates Series 2006-C26	X	Wachovia Bank, National Association	85	1,553,726,269.68	89.72	2	19,391,515.02	1.33	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	2	19,391,515.02	1.33	0	0.00	0.00
CIK #: 1364039		Artesia Mortage Capital Corporation	29	178,117,497.68	10.28	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			114	1,731,843,767.36	100.00	2	19,391,515.02	1.33	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	2	19,391,515.02	1.33	0	0.00	0.00

Wachovia Commercial Mortgage Securities, Inc., Commercial Mortgage Pass-Through Certificates Series 2006-C28	X	Wachovia Bank, National Association	113	2,502,246,884.83	69.60	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1376448		Nomura Credit & Capital, Inc.	44	823,722,922.57	22.91	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Artesia Mortage Capital Corporation (5)	50	269,226,893.21	7.49	1	13,775,604.19	0.40	0	0.00	0.00	0	0.00	0.00	1	13,775,604.19	0.40	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			207	3,595,196,700.61	100.00	1	13,775,604.19	0.40	0	0.00	0.00	0	0.00	0.00	1	13,775,604.19	0.40	0	0.00	0.00	0	0.00	0.00

Wachovia Commercial Mortgage Securities, Inc., Commercial Mortgage Pass-Through Certificates Series 2007-C31	X	Wachovia Bank, National Association	112	4,136,224,533.28	70.76	1	25,600,000.00	0.47	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	25,600,000.00	0.47	0	0.00	0.00
CIK#: 1396127		Nomura Credit & Capital, Inc.	43	889,016,934.89	15.21	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Barclays Capital Real Estate Inc.	34	820,226,763.28	14.03	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			189	5,845,468,231.45	100.00	1	25,600,000.00	0.47	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	25,600,000.00	0.47	0	0.00	0.00

Commercial Mortgages Asset Class Total			815	15,402,367,729.13		5	60,924,969.12		0	0.00		0	0.00		1	13,775,604.19		4	47,149,364.93		0	0.00

Explanatory Notes:
(1) We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). In addition, while we requested Reportable Information from trustees and other Demand Entites as to investor demands that occured prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date. (General)
(2) "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements (for columns c-f).
(3) The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period (for columns g-x).
(4) On April 8, 2010, Dexia Real Estate Capital Markets (Dexia) received a repurchase request with respect to Loan #264 GM&O Building from the special servicer for the Wachovia Bank Commercial Mortgage Trust Series 2006-C23 securitization trust. Dexia considered the repurchase request to be without merit and rejected the repurchase request. As of December 31, 2011, to Dexias knowledge, the repurchase request is no longer being pursued.
(5) On September 29, 2011, Dexia Real Estate Capital Markets (Dexia) received a letter from CW Capital Asset Management LLC as special servicer for the Trust demanding that Dexia cure alleged defects in the documentation of Loan #58 Marketplace Retail & Office Center. By letter dated December 29, 2011, Dexia rejected the Trusts demand. As of February 1, 2012, Dexia has received no response from the Trust.